PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2024	2025
Building	$4,717,355	$4,501,902
Machinery and equipment	2,576,389	2,700,146
Vehicle	63,002	76,482
Office equipment	72,262	74,810
Property, plant and equipment, gross	7,429,008	7,353,340
Less: accumulated depreciation	(2,334,463)	(2,846,104)
Property, plant and equipment, net	$5,094,545	$4,507,236